Subsequent Events (Details) - USD ($)	Mar. 13, 2024	Feb. 28, 2024	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Fixed fee (in Dollars)			$ 80,000
Private placement convertible note (in Dollars)				$ 10,130,000
Consideration shares issued (in Shares)				1,105,044
Minimum [Member]
Subsequent Events (Details) [Line Items]
Fixed fee (in Dollars)		$ 80,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Fixed fee (in Dollars)		$ 60,000
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Consideration shares issued (in Shares)				940,044
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Shares of RSU (in Shares)		60,000
Decreasing flat fee (in Dollars)		$ 30,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Shares of RSU (in Shares)		120,000
Decreasing flat fee (in Dollars)		$ 15,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Percentage of private placement convertible note	9.75%
Percentage of consideration shares	10.00%
Adjustment for stock splits	4.63641
Percentage of outstanding principal amount	120.00%
Forecast [Member] | Credova Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Interest rate	9.75%
Forecast [Member] | Private Placement Warrants [Member]
Subsequent Events (Details) [Line Items]
Private placement convertible note (in Dollars)	$ 10,000,000
Forecast [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Consideration shares issued (in Shares)	2,920,993
Percentage of outstanding principal amount	105.00%
Percentage of conversion price	140.00%